NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of net operating revenue [line items]
Update revenue - RBSE	R$ 972,602	R$ 763,016	R$ 686,179
Other revenues	710,591	768,764	869,183
Gross operating and other revenue	35,228,231	35,003,301	31,318,640
(-) Operational Revenue Deductions
(-) ICMS	(995,304)	(926,475)	(431,850)
(-) PASEP and COFINS	(3,310,459)	(3,253,511)	(3,079,004)
(-) Sector charges	(1,832,748)	(1,771,906)	(1,583,049)
(-) Other deductions (including ISS)	(9,207)	(9,280)	(9,884)
Total deduction from operating revenue	(6,147,718)	(5,961,172)	(5,103,787)
NET OPERATING REVENUE	29,080,513	29,042,129	26,214,853
Generation
Disclosure of disaggregation of net operating revenue [line items]
Supply	14,425,819	15,870,784	13,268,869
CCEE	1,176,156	1,353,218	1,296,526
Operation and maintenance revenue	2,661,499	2,282,200	2,319,857
Revenue from operation and maintenance of renewed lines	3,982,409	3,549,019	2,708,451
Construction revenue	37,800	49,353	34,295
Transfer Itaipu	(13,566)	269,432	511,079
Total gross revenue	R$ 22,270,117	23,374,006	20,139,077
(-) Operational Revenue Deductions
Percentage of revenue fees	10.00%
Transmission
Disclosure of disaggregation of net operating revenue [line items]
Operation and maintenance revenue	R$ 5,443,107	4,255,148	4,471,233
Construction revenue	778,202	753,025	823,642
Contractual financial income	6,026,214	5,852,358	5,015,504
Total gross revenue	12,247,523	R$ 11,532,666	R$ 9,867,832
(-) Operational Revenue Deductions
NET OPERATING REVENUE	R$ 10,438,928